Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	VanEck Vectors ETF Trust
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Jan. 26, 2017
Document Effective Date	Feb. 01, 2017
Prospectus Date	Feb. 01, 2017